RENT OBLIGATION	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]
NOTE 8 – RENT OBLIGATION

The Company leases its principal office under a non-cancelable lease that extends five years. In addition to rent, the Company pays real estate taxes and repairs and maintenance on the leased property. Rent expense was $24,293 in the nine months ended September 30, 2011 and $24,187 in the nine months ended September 30, 2010.

The Company’s rent obligation for the years 2011 to 2015 is as follows:

2011	$30,000
2012	$31,000
2013	$26,000
2014	$0
2015	$0

NOTE 9 – RENT OBLIGATION

The Company leases it principal office under a non-cancelable lease that extends 5 years. In addition to rent the Company also pays real estate taxes, repairs and maintenance on the leased property. Rent expense was $49,863 and $38,035 for 2010 and 2009, respectively.

The Company’s rent obligation for the years 2011 to 2015 is as follows:

2011	30,000
2012	31,000
2013	26,000
2014	0
2015	0